51605 3/99
Prospectus Supplement
dated March 23, 1999 to:
Putnam Diversified Income Trust (the "fund")
Class A Prospectus dated January 30, 1999


The "Average annual total returns" table on page 4 of the prospectus is replaced with the following:


Average annual total returns (for periods ending 12/31/98)


                                Past           Past           Past
                                1 year         5 years        10 years

Class A                         -1.90%         5.33%          8.69%

Lehman Brothers Aggregate
  Bond Index                     8.69%         7.27%          9.26%

Salomon Non-U.S. World
  Government Bond Index         17.79%         8.26%          8.79%

First Boston High Yield Index    0.58%         8.16%          10.74%